Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale
Gains or losses on non-current assets held for sale not classified as discontinued operations
Gains or losses on non-current assets held for sale not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

Million euros
Net balance	2019	2018	2017
Tangible assets	(232)	(123)	(195)
Impairment (Note 12)	(146)	(259)	(306)
Gain (loss) on sale (Note 12)	(86)	136	111
Other gains and other losses	—	—	(8)
	(232)	(123)	(203)